Summary of Maturity of Lease Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
2021 (remaining three months of the year)	$ 140,134
2021	472,084	$ 3,804,853
2022	486,247	3,525,158
2023	500,834	3,528,696
2024	512,019	3,526,406
Thereafter	896,034	23,822,981
Minimum lease payments	3,007,352	41,948,685
Less imputed interest	(753,176)	(21,002,931)
Total operating lease liabilities	2,254,176	20,945,754
Current portion of operating lease liabilities	282,011	1,059,671	$ 2,203,474
Long-term portion of operating lease liabilities	$ 1,972,165	19,886,083	$ 2,616,132
2025		$ 3,740,591